Goodwill and Other Intangible Assets (Details) - Schedule of Other Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Other Intangible Assets (Details) - Schedule of Other Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	$ 562,549	$ 522,064
Accumulated Amortization	(413,936)	(400,662)
Net Book Value	148,613	121,402
Developed technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of Other Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	406,738	387,603
Accumulated Amortization	(292,135)	(283,671)
Net Book Value	114,603	103,932
Patents [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of Other Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	17,958	17,508
Accumulated Amortization	(9,640)	(8,970)
Net Book Value	8,318	8,538
Trademarks and trade names [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of Other Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	21,368	16,278
Accumulated Amortization	(14,776)	(14,030)
Net Book Value	6,592	2,248
Customer relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of Other Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	109,419	93,609
Accumulated Amortization	(90,319)	(86,925)
Net Book Value	19,100	6,684
Capitalized software development costs [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of Other Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	7,066	7,066
Accumulated Amortization	(7,066)	(7,066)
Net Book Value